Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001882198
Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Registration File Number	333-286836
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A